Tax (Details 3) - CHF (SFr) SFr in Millions	3 Months Ended			6 Months Ended
	Jun. 30, 2015	Mar. 31, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014
Net deferred tax assets
Deferred tax assets	SFr 5,154	SFr 5,768	SFr 5,557	SFr 5,154	SFr 5,557	SFr 6,077
Net operating loss carry-forwards	1,119	1,384		1,119
Temporary differences	4,035	4,384		4,035
Deferred tax liabilities	120	74	SFr 423	120	SFr 423	SFr 47
Deferred Tax Assets (Liabilities), Net	5,034	SFr 5,694		5,034
Accumulated undistributed earnings from foreign subsidiaries	SFr 5,400			SFr 5,400
Effective tax rate
Effective tax rate (as a percent)	35.60%	31.60%	(88.70%)	33.70%	60.80%
Minimum
Net deferred tax assets
Decrease in Unrecognized Tax Benefits is Reasonably Possible	SFr 0			SFr 0
Maximum
Net deferred tax assets
Decrease in Unrecognized Tax Benefits is Reasonably Possible	SFr 38			SFr 38